Note 6 - Employee Benefit Plans - Amounts Recognized in the Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities, Current [Abstract]
Accrued benefit asset	$ 22,369	$ 19,879
Accrued current benefit liability	0	(1,556)
Accrued benefit liability	(22,455)	(1,993)
Accumulated other comprehensive loss	3,870	19,489
Net amount recognized	$ 3,784	$ 35,819